18. Deferred taxes and contributions (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets, beginning	R$ 933,815	R$ 1,054,103	R$ 1,252,416
Deferred tax liabilities, beginning	(1,195,057)	(1,090,857)	(1,066,071)
Deferred tax assets (liabilities) net, beginning	(261,242)	(36,754)	186,345
Deferred tax asset, changes	(28,557)	(120,288)	(198,313)
Deferred tax liabilities, changes	(144,197)	(104,200)	(24,786)
Deferred tax assets, net, changes	(172,754)	(224,488)	(223,099)
Deferred tax assets, ending	905,258	933,815	1,054,103
Deferred tax liabilities, ending	(1,339,254)	(1,195,057)	(1,090,857)
Deferred tax assets (liabilities) net, ending	(433,996)	(261,242)	(36,754)
Provisions
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets, beginning	337,833	482,863	524,129
Deferred tax asset, changes	28,840	(145,030)	(41,266)
Deferred tax assets, ending	366,673	337,833	482,863
Pension obligations - G1
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets, beginning	157,044	165,503	167,922
Deferred tax asset, changes	954	(8,459)	(2,419)
Deferred tax assets, ending	157,998	157,044	165,503
Donations of underlying asset on concession agreements
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets, beginning	54,131	55,112	57,317
Deferred tax asset, changes	(2,313)	(981)	(2,205)
Deferred tax assets, ending	51,818	54,131	55,112
Credit losses
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets, beginning	197,920	199,063	266,757
Deferred tax asset, changes	(52,298)	(1,143)	(67,694)
Deferred tax assets, ending	145,622	197,920	199,063
Other
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets, beginning	186,887	151,562	151,247
Deferred tax asset, changes	(3,740)	35,325	315
Deferred tax assets, ending	183,147	186,887	151,562
Temporary difference on concession of intangible asset
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax liabilities, beginning	(433,842)	(460,177)	(492,341)
Deferred tax liabilities, changes	25,110	26,335	32,164
Deferred tax liabilities, ending	(408,732)	(433,842)	(460,177)
Capitalization of borrowing costs
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax liabilities, beginning	(420,978)	(415,379)	(374,512)
Deferred tax liabilities, changes	11,742	(5,599)	(40,867)
Deferred tax liabilities, ending	(409,236)	(420,978)	(415,379)
Profit on supply to governmental entities
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax liabilities, beginning	(206,978)	(76,705)	(92,365)
Deferred tax liabilities, changes	(165,311)	(130,273)	15,660
Deferred tax liabilities, ending	(372,289)	(206,978)	(76,705)
Actuarial gain/loss - G1 Plan
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets, beginning			85,044
Deferred tax liabilities, beginning	(36,430)	(36,538)	0
Deferred tax asset, changes			(85,044)
Deferred tax liabilities, changes	(17,792)	108	(36,538)
Deferred tax liabilities, ending	(54,222)	(36,430)	(36,538)
Construction margin
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax liabilities, beginning	(86,164)	(88,947)	(91,790)
Deferred tax liabilities, changes	2,765	2,783	2,843
Deferred tax liabilities, ending	(83,399)	(86,164)	(88,947)
Borrowing costs
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax liabilities, beginning	(10,665)	(13,111)	(15,063)
Deferred tax liabilities, changes	(711)	2,446	1,952
Deferred tax liabilities, ending	R$ (11,376)	R$ (10,665)	R$ (13,111)